Loans and Allowance for Loan Losses - Past Due and Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	$ 316	$ 162
Non-Accrual	4,754	5,414
Loans	1,169,225	1,146,627
Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	1,162,420	1,136,236
30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	1,735	4,815
Commercial, financial, and agricultural
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	982	1,857
Loans	199,022	207,720
Commercial, financial, and agricultural | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	197,828	205,597
Commercial, financial, and agricultural | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	212	266
Residential real estate | Construction
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	0	0
Loans	23,035	28,610
Residential real estate | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	22,468	28,404
Residential real estate | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	567	206
Residential real estate | Mortgages
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	304	156
Non-Accrual	2,135	2,720
Loans	253,071	241,517
Residential real estate | Mortgages | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	249,944	235,734
Residential real estate | Mortgages | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	688	2,907
Commercial real estate | Construction
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	137	153
Loans	84,998	106,784
Commercial real estate | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	84,861	106,531
Commercial real estate | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	0	100
Commercial real estate | Mortgages
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	1,359	474
Loans	576,635	529,536
Commercial real estate | Mortgages | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	575,140	527,968
Commercial real estate | Mortgages | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	136	1,094
Installment and other consumer
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	12	6
Non-Accrual	141	210
Loans	32,464	32,460
Installment and other consumer | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	32,179	32,002
Installment and other consumer | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	$ 132	$ 242